LIQUIDITY CONSIDERATIONS AND EQUITY OFFERINGS (Details)		1 Months Ended	2 Months Ended	3 Months Ended		12 Months Ended
	Apr. 12, 2013 USD ($) item $ / shares shares	Feb. 28, 2014	Dec. 31, 2012 USD ($)	Mar. 31, 2015 USD ($)	Mar. 31, 2014 USD ($) $ / shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Aug. 04, 2014 USD ($)	Mar. 13, 2014 USD ($)	Nov. 29, 2013 USD ($)	Mar. 27, 2013 USD ($)	Mar. 25, 2013 USD ($)	Nov. 07, 2012 USD ($)
Schedule of Capitalization, Long-term Debt [Line Items]
Amortization of financing costs				$ (825,000)	$ (337,000)	$ (4,192,000)	$ (1,287,000)	$ (1,183,000)
Proceeds from issuance under public offering								$ 187,764,000
Public offering, amount authorized											$ 675,000,000
Contributions from general partner			$ 262,826,000	$ 0	$ (3,115,000)	11,316,000
Additional capital contributions						25,000,000
Senior Secured Credit Facility [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Maximum borrowing capacity						$ 350,000,000.0				$ 350,000,000.0		$ 250,000,000.0	$ 350,000,000.0
Letter of Credit [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Maximum borrowing capacity	$ 75,000,000								$ 75,000,000					$ 200,000,000
Series A Convertible Preferred Units [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Number of succeeding quarters relating to estimated quarterly distributions used for determination of conversion of preferred units | item	4
Units issued and sold | shares	1,715,000
Share price | $ / shares	$ 22.86				$ 22.86
Proceeds from issuance of units	$ 39,200,000
Series A Convertible Preferred Units [Member] | Senior Secured Credit Facility [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Total capital infusion	40,000,000
General Partner [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Units authorized for public offering | shares						187,755
Contributions from general partner			$ 6,713,000		$ 3,115,000	$ 9,991,000
Additional capital contributions	$ 800,000
Ownership interest held by limited partners (as a percent)	2.00%	2.00%
Common Units [Member] | Series A Convertible Preferred Units [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Units issued and sold | shares	1,715,000